Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Effective income tax rate	26.75%	26.75%
Gain from impact of tax reform	$ 124
Increase in insurance contract liabilities	196
Current tax receivable	600	$ 1,712
Current tax payable	121	118
Deferred tax assets	4,574	4,318
Deferred tax assets - recognition dependent on future taxable profits	98	3,508
Operating tax loss carry forward	3,440	4,838
Operating tax loss carry forward expired in future	3,293
Operating tax loss carry forward without expiration date	147
Capital tax loss carry forward	31	20
Tax benefit on loss carry forwards for which deferred tax asset recognized	705	1,019
Tax benefit of loss carry forwards for which no deferred tax asset recognized	93	121
Tax credit carry forwards which expire in future	157	426
Tax credit carryforwards of which benefit not recognized	$ 157	165
Tax credit/Loss carryforwards expiration period	between the years 2027 and 2029
Deferred tax liability	$ 1,972	1,814
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements	$ 19,623	$ 16,570